Segment Financial Information - Narrative (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 segment customer	Dec. 31, 2024 segment
Disclosure of operating segments [abstract]
Number of business segments | segment	7	7
Number of major customers | customer	11